Summary of Significant Accounting Policies: Interim (unaudited) Financial Statements (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Interim (unaudited) Financial Statements

Interim (unaudited) Financial Statements

The accompanying unaudited financial statements and related notes for the three month periods ended March 31, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Results for interim periods should not be considered indicative of results for a full year. The accounting policies used in preparing these interim financial statements is the same as those for the year ended December 31, 2012. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the results for interim periods have been included.